Derivative Liabilities (Details) - Schedule of Fair Value of the IPO Warrants and Additional Warrants	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability	101.39
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability	14.14	14.14
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability	3.05
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability	3.93
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability	3.91
Measure Input, Weighted Average Cost of Capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability	20.4
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		77.57
Minimum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		10.71
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		3.27
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		3
Minimum [Member] | Measure Input, Weighted Average Cost of Capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		21.5
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		78.89
Maximum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		13.055
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		4.04
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		4.74
Maximum [Member] | Measure Input, Weighted Average Cost of Capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Derivative Liability		23.3